SEGMENT REPORTING - Additional Information (Detail)	May 08, 2025 shares
Segment Reporting [Abstract]
Segment reporting, CODM, profit (loss) measure, how used, description	Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the chief operating decision market (“CODM”), or group, in deciding how to allocate resources and assess performance.
Number of reportable segments	1